FIXED ASSETS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS

The carrying basis and accumulated depreciation of fixed assets at September 30, 2024 and at June 30, 2024 is as follows:

		September 30,	June 30,
	Useful Lives	2024	2024
Property placed into service	40 years	$4,157,698	$856,491
Building improvements	15 years	101,376	-
Furniture and fixtures	7 years	15,017	15,017
Computer and equipment	5 years	8,782	8,782
Software	3 years	6,536	6,536
Less depreciation and amortization		(46,092)	(32,886)
Total fixed assets, net		$4,243,317	853,940

The carrying basis and accumulated depreciation of fixed assets at June 30, 2024 and 2023 is as follows:

	Useful Lives	June 30, 2024	June 30, 2023
Furniture and fixtures	7 years	$15,017	$15,017
Computer and equipment	5 years	3,782	5,631
Machinery	5 years	5,000	5,000
Software	3 years	6,536	26,127
Assets/property placed into service	40 years	856,491	-
Less depreciation and amortization		(32,886)	(2,747)
Total fixed assets, net		$853,940	49,028